Quarterly Report
May 31, 2022
MFS®  Low Volatility Global
Equity Fund
LVO-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 1.2%
Dassault Aviation S.A.	5,658	$957,893
Singapore Technologies Engineering Ltd.	598,400	1,795,134
		$2,753,027
Automotive – 0.4%
Bridgestone Corp.	24,600	$968,261
Brokerage & Asset Managers – 0.8%
ASX Ltd.	18,888	$1,095,242
IG Group Holdings PLC	80,292	723,913
		$1,819,155
Business Services – 2.6%
Amdocs Ltd.	12,905	$1,121,316
Dropbox, Inc. (a)	131,075	2,731,603
NS Solutions Corp.	37,100	1,086,472
Sohgo Security Services Co. Ltd.	37,700	1,041,067
		$5,980,458
Cable TV – 0.7%
Charter Communications, Inc., “A” (a)	1,603	$812,609
Comcast Corp., “A”	18,346	812,361
		$1,624,970
Computer Software – 5.1%
ACI Worldwide, Inc. (a)	36,746	$978,914
Adobe Systems, Inc. (a)	6,165	2,567,599
Microsoft Corp.	20,191	5,489,327
NICE Systems Ltd., ADR (a)	9,118	1,811,929
Oracle Corp.	12,013	863,975
		$11,711,744
Computer Software - Systems – 4.8%
Constellation Software, Inc.	2,660	$4,186,558
Fujitsu Ltd.	14,800	2,216,271
Hitachi Ltd.	28,100	1,467,919
SS&C Technologies Holdings, Inc.	15,524	993,381
Venture Corp. Ltd.	93,500	1,220,624
Verint Systems, Inc. (a)	19,165	978,182
		$11,062,935
Construction – 1.1%
AvalonBay Communities, Inc., REIT	7,887	$1,640,180
Otis Worldwide Corp.	12,792	951,725
		$2,591,905
Consumer Products – 2.3%
Colgate-Palmolive Co.	24,912	$1,963,315
Kimberly-Clark Corp.	14,649	1,948,610
Procter & Gamble Co.	9,431	1,394,656
		$5,306,581
Electronics – 3.6%
Kyocera Corp.	46,300	$2,604,685
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,009	5,623,557
		$8,228,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 5.7%
General Mills, Inc.	52,986	$3,701,072
J.M. Smucker Co.	8,181	1,025,652
Mondelez International, Inc.	27,851	1,770,210
Nestle S.A.	29,036	3,541,714
PepsiCo, Inc.	18,351	3,078,380
		$13,117,028
Food & Drug Stores – 2.6%
Seven & I Holdings Co. Ltd.	54,200	$2,277,718
Sundrug Co. Ltd.	38,200	828,480
Tesco PLC	305,825	998,108
Wal-Mart Stores, Inc.	13,344	1,716,439
		$5,820,745
General Merchandise – 2.6%
B&M European Value Retail S.A.	308,388	$1,514,373
Dollar General Corp.	14,686	3,235,913
Dollarama, Inc.	20,348	1,180,163
		$5,930,449
Insurance – 4.1%
Everest Re Group Ltd.	14,871	$4,201,058
Fairfax Financial Holdings Ltd.	3,770	2,092,285
Samsung Fire & Marine Insurance Co. Ltd.	9,607	1,545,258
Zurich Insurance Group AG	3,331	1,521,036
		$9,359,637
Internet – 3.2%
Alphabet, Inc., “A” (a)	1,802	$4,099,983
Alphabet, Inc., “C” (a)	376	857,573
Gartner, Inc. (a)	8,887	2,331,949
		$7,289,505
Leisure & Toys – 3.9%
Electronic Arts, Inc.	30,794	$4,269,588
Nintendo Co. Ltd.	2,700	1,201,758
Sankyo Co. Ltd.	62,600	2,087,576
SEGA SAMMY Holdings, Inc.	76,500	1,426,800
		$8,985,722
Machinery & Tools – 0.9%
Eaton Corp. PLC	14,763	$2,046,152
Major Banks – 5.7%
Bank of Nova Scotia	16,825	$1,139,221
BOC Hong Kong Holdings Ltd.	651,500	2,493,611
DBS Group Holdings Ltd.	246,800	5,560,811
JPMorgan Chase & Co.	19,520	2,581,130
Royal Bank of Canada	12,218	1,276,537
		$13,051,310
Medical & Health Technology & Services – 2.8%
McKesson Corp.	19,518	$6,415,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.5%
Becton, Dickinson and Co.	4,895	$1,252,141
Medtronic PLC	13,969	1,398,996
Terumo Corp.	26,300	848,925
		$3,500,062
Metals & Mining – 0.7%
Rio Tinto PLC	21,083	$1,527,584
Natural Gas - Distribution – 1.4%
Italgas S.p.A.	490,416	$3,164,181
Other Banks & Diversified Financials – 1.8%
Fiserv, Inc. (a)	8,717	$873,269
U.S. Bancorp	59,506	3,157,983
		$4,031,252
Pharmaceuticals – 12.1%
Bayer AG	15,821	$1,130,837
Eli Lilly & Co.	9,261	2,902,768
Johnson & Johnson	37,411	6,716,397
Merck & Co., Inc.	36,528	3,361,672
Novo Nordisk A.S., “B”	51,994	5,759,980
Roche Holding AG	16,752	5,700,430
Vertex Pharmaceuticals, Inc. (a)	7,385	1,983,980
		$27,556,064
Pollution Control – 1.1%
Republic Services, Inc.	18,442	$2,468,277
Precious Metals & Minerals – 1.8%
Franco-Nevada Corp.	29,027	$4,106,258
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	17,862	$1,276,061
Sankyu, Inc.	59,300	1,774,429
		$3,050,490
Real Estate – 3.9%
Extra Space Storage, Inc., REIT	4,937	$879,773
Grand City Properties S.A.	118,911	2,115,275
Life Storage, Inc., REIT	19,015	2,220,191
Public Storage, Inc., REIT	5,994	1,981,856
Sun Communities, Inc., REIT	10,057	1,650,656
		$8,847,751
Restaurants – 2.6%
McDonald's Corp.	10,964	$2,765,230
Starbucks Corp.	40,057	3,144,475
		$5,909,705
Specialty Chemicals – 1.1%
Symrise AG	23,565	$2,599,391
Specialty Stores – 0.9%
AutoZone, Inc. (a)	589	$1,213,134
Target Corp.	5,221	845,175
		$2,058,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 5.4%
Advanced Info Service Public Co. Ltd.	623,700	$3,955,082
KDDI Corp.	187,000	6,516,347
PLDT, Inc.	50,005	1,813,591
		$12,285,020
Telephone Services – 0.9%
Orange S.A.	162,092	$2,026,913
Tobacco – 0.5%
British American Tobacco PLC	27,318	$1,205,508
Trucking – 0.6%
Knight-Swift Transportation Holdings, Inc.	27,929	$1,358,467
Utilities - Electric Power – 6.3%
American Electric Power Co., Inc.	24,344	$2,483,818
CLP Holdings Ltd.	469,500	4,681,718
Duke Energy Corp.	9,242	1,039,910
E.ON SE	78,673	801,013
Edison International	16,099	1,125,481
Evergy, Inc.	17,273	1,208,074
Xcel Energy, Inc.	40,878	3,079,748
		$14,419,762
Total Common Stocks		$224,178,191
Preferred Stocks – 0.8%
Computer Software - Systems – 0.8%
Samsung Electronics Co. Ltd.	36,789	$1,801,514
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.64% (v)	1,324,182	$1,324,182

Other Assets, Less Liabilities – 0.6%		1,284,019
Net Assets – 100.0%		$228,587,906
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,324,182 and $225,979,705, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$115,689,694	$—	$—	$115,689,694
Japan	12,176,936	14,169,772	—	26,346,708
Canada	15,257,083	—	—	15,257,083
Switzerland	10,763,180	—	—	10,763,180
Singapore	1,795,134	6,781,435	—	8,576,569
Hong Kong	4,681,718	2,493,611	—	7,175,329
Germany	6,646,516	—	—	6,646,516
United Kingdom	5,969,486	—	—	5,969,486
Denmark	5,759,980	—	—	5,759,980
Other Countries	21,993,646	1,801,514	—	23,795,160
Mutual Funds	1,324,182	—	—	1,324,182
Total	$202,057,555	$25,246,332	$—	$227,303,887
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$517,066	$55,154,921	$54,347,805	$—	$—	$1,324,182
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,587	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2022, are as follows:
United States	51.6%
Japan	11.6%
Canada	6.7%
Switzerland	4.7%
Singapore	3.8%
Hong Kong	3.1%
Germany	2.9%
United Kingdom	2.6%
Denmark	2.5%
Other Countries	10.5%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.